Shareholder Fees (INTEGRITY GROWTH & INCOME FUND)	12 Months Ended
May 01, 2011
INTEGRITY GROWTH & INCOME FUND
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none